Disclosures on Individual Items of the Financial Statements (Details) - Schedule of applying the aforementioned parameters the share listing expense € in Thousands	12 Months Ended
Dec. 31, 2021 EUR (€)
Schedule of applying the aforementioned parameters the share listing expense [Abstract]
Fair value of 8,524,565 ordinary shares (including 3,593,750 founder shares) at €8.64 per share	€ 73,697
Fair value of 4,375,000 private warrants at €1.17 per warrant	5,110
Fair value of 7,187,500 public warrants at €1.05 per warrant	7,568
Net Liability of EUSG at business combination	423
Total value of consideration	86,799
Proceeds received post business combination EUSG assets (cash)	(43,107)
Listing expenses total (cash)	22,105
Total share listing expense	€ 65,796